Principal accounting policies - Impairment of Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Principal accounting policies
Goodwill		$ 0	$ 0
Marketing Solutions
Principal accounting policies
Impairment of goodwill	$ 9,834,000
Enterprise Solutions
Principal accounting policies
Impairment of goodwill	$ 70,303,000